Leases (Details Narrative) $ in Thousands		9 Months Ended		12 Months Ended
	Aug. 19, 2021 ft²	Sep. 30, 2022 USD ($) ft²	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) ft²	Dec. 31, 2020 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Lessee, operating lease, description		the Company leases 29,534 square feet of office, warehouse and manufacturing space under a single operating lease		the Company leases 29,534 square feet of office, warehouse and manufacturing space under a single operating lease
Area of land | ft²		29,534		29,534
Lease term extend		This lease expires at the end of 2024. The lease has two five-year extension options		This lease expires at the end of 2024. The lease has two five-year extension options
Operating lease right-of-use assets		$ 2,491		$ 2,385	$ 1,926
Operating lease liability		$ 2,531		2,398
Operating Lease, Right-of-Use Asset, Amortization Expense				$ 500
Operating lease, weighted average discount rate, percent		6.50%		6.50%
Non-cash operating lease expense		$ 400	$ 300
Technology Assessment And Transfer Inc T A T [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Lease term extend		The leases have various expiration dates ranging from the end of 2022 through April 2025
Industrial Lease Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Lessee, operating lease, description	The term of the SINTX Armor Lease is 122 months through October 2031
Area of land | ft²	10,936